Investments in equity investees (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investments in equity investees
Total investments accounted for under the equity method	¥ 570,356	¥ 420,799
Total investments accounted for equity investments without readily determinable fair values	3,380,188	3,309,649
Total investments in equity investees	3,950,544	3,730,448
ZTO Supply Chain Management Co., Ltd. and its subsidiaries
Investments in equity investees
Total investments accounted for under the equity method	152,549	70,198
Total investments accounted for equity investments without readily determinable fair values	578,105	550,300
ZTO Yun Leng Network Technology (Zhejiang) Co., Ltd. ("ZTO YL") (2)
Investments in equity investees
Total investments accounted for under the equity method	51,420	75,979
Tonglu Antong Management LLP
Investments in equity investees
Total investments accounted for under the equity method	146,051	77,878
Others
Investments in equity investees
Total investments accounted for under the equity method	220,336	196,744
Cai Niao Smart Logistics Network Limited ("Cai Niao") (3)
Investments in equity investees
Total investments accounted for equity investments without readily determinable fair values	1,116,085	1,026,926
Zhejiang Yizhan Network Technology Co., Ltd. ("Cainiao Post") (3)
Investments in equity investees
Total investments accounted for equity investments without readily determinable fair values	1,075,000	1,075,000
Zhijiang New Industries Limited ("ZJ New Industries") (3)
Investments in equity investees
Total investments accounted for equity investments without readily determinable fair values	500,000	500,000
Others
Investments in equity investees
Total investments accounted for equity investments without readily determinable fair values	¥ 110,998	¥ 157,423